Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of investments

	At December 31,	At December 31,
	2024	2023
Equity investments at FVTOCI	$324.8	$246.4
Warrants	0.7	8.1
	$325.5	$254.5

Schedule of equity method investments

	At December 31,	At December 31,
	2024	2023
G Mining Ventures	$133.8	$47.6
Labrador Iron Ore Royalty Corporation ("LIORC")	127.3	152.7
Other	63.7	46.1
	$324.8	$246.4

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	2024	2023
Net gain on changes in the fair value of equity investments at FVTOCI	$46.6	$8.4
Income tax expense in other comprehensive (loss) income	(6.2)	(1.1)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$40.4	$7.3